Provisions - Summary of Movement of Provisions (Parenthetical) (Detail) - HT - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2022	Mar. 31, 2022
Disclosure Of Other Provisions [Line Items]
Litigation settlement amount	$ 35,500
Settlement amount payment period	18 months
Excess provision amount reversed		$ 3,704